Other gains - net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Other gains - net [Abstract]
Fair value change of preferred share warrant liability				¥ (514)
ADR reimbursement from depositary bank			¥ 6,418
Government subsidies		¥ 4,236	¥ 2,962	¥ 1,040
Loss on disposals of property and equipment				¥ (208)
Donations		¥ (57)	¥ (525)
Others		(671)		¥ (212)
Total	$ 542	¥ 3,508	¥ 8,855	¥ 106